DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ 269,724	$ 213,801	$ 362,689
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	$ 2.3836	$ 1.8894	$ 3.2051